DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE (Details)			1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended			13 Months Ended
	May 16, 2019 USD ($) derivative $ / shares shares	Nov. 17, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 shares	Jun. 30, 2018 shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2019	May 31, 2019
Derivative financial liability and convertible note
Issue price per unit | $ / shares		$ 1.46
Gross proceeds from issue of units | $		$ 37,487,497
Proceeds from exercise of warrants | $										$ 1,200,400	$ 13,816,648	$ 18,750
Treasury shares issued													3,573
Fair value | $		89,470,273	$ 36,829,030		$ 190,303						190,303	36,829,030	$ 190,303
Deferred loss | $			45,132,259
Proceeds from issuing shares | $										$ 11,483,496
2017 Convertible Notes
Derivative financial liability and convertible note
Number of warrants exercised				4,285,000	10,300,000	1,772,500	5,567,500	3,536,000	415,000	2,961,000
Aggregate principal amount | $		32,750,000
Original issue price of note | $										$ 850
Principal amount of note | $										$ 1,000
Term of Notes										18 months
Interest rate										0.00%
Interest rate upon an event of default										15.00%
Number of days considered for computing interest										360 days
Percentage of VWAP used to calculate conversion price										85.00%
Trading period considered for calculating VWAP										10 days
Fair value | $		$ 26,100,900	20,007,559	$ 11,253,670	$ 14,617,336			$ 8,963,523	$ 8,072,974	$ 5,400,189	$ 14,617,336	$ 20,007,559	$ 14,617,336
Deferred loss | $			$ 5,113,917
Price of Neovasc common share (in dollars per share) | $ / shares			$ 600.00		$ 6.03					$ 5.41	$ 6.03	$ 600.00	$ 6.03
Dividend Yield (as a percent)			0.00%		0.00%					0.00%	0.00%	0.00%	0.00%
Historical volatility of Neovasc common share (as a percent)			1.2170		1.4196					1.2954	1.4196	1.2170	1.4196
Historical volatility of index (as a percent)			14.43%		15.37%					11.65%	15.37%	14.43%	15.37%
Volatility input (as a percent)			68.07%		78.67%					70.59%	78.67%	68.07%	78.67%
Risk-free rate (as a percent)			2.20%		2.52%					1.79%	2.52%	2.20%	2.52%
Credit spread (as a percent)			34.24%		24.51%					23.00%	24.51%	34.24%	24.51%
2019 Convertible Notes
Derivative financial liability and convertible note
Fair value | $	$ 9,775,000							$ 9,042,369	$ 9,055,688	$ 9,265,480
Price of Neovasc common share (in dollars per share) | $ / shares	$ 49.46									$ 5.41
Dividend Yield (as a percent)	0.00%									0.00%
Historical volatility of Neovasc common share (as a percent)	1.4238									1.2477
Historical volatility of index (as a percent)	15.66%									13.76%
Volatility input (as a percent)	79.02%									69.26%
Risk-free rate (as a percent)	2.13%									1.65%
Credit spread (as a percent)	19.64%									27.15%
Original issue discount | $	$ 1,725,000
Maximum total outstanding common shares convertible	19.99%
Number of embedded derivatives | derivative	2
2019 Convertible Notes | For the first year after the closing date
Derivative financial liability and convertible note
Interest rate										8.00%
Interest rate, payable in cash										5.00%
2019 Convertible Notes | After the first year and until maturity
Derivative financial liability and convertible note
Interest rate															10.00%
Interest rate, payable in cash														7.00%
2019 Convertible Notes | Prepaid prior to the 1st anniversary of issuance
Derivative financial liability and convertible note
Prepayment penalties (as a percent)	3.00%
2019 Convertible Notes | Prepaid between the 1st and 2nd anniversaries of issuance
Derivative financial liability and convertible note
Prepayment penalties (as a percent)	2.00%
2019 Convertible Notes | Prepaid after the 2nd anniversary
Derivative financial liability and convertible note
Prepayment penalties (as a percent)	1.00%
2019 Convertible Notes | Prior to the 2nd anniversary of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares	$ 7.50
2019 Convertible Notes | Between the 2nd and 3rd anniversaries of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares	8.50
2019 Convertible Notes | 3rd anniversary of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares	$ 9.70
Series A and Series B Units
Derivative financial liability and convertible note
Issue price per unit | $ / shares		$ 1.46
Gross proceeds from issue of units | $		$ 37,487,497
Series A Units
Derivative financial liability and convertible note
Number of units issued		6,609,588
Number of common shares comprised in a unit		0.001
Series B Units
Derivative financial liability and convertible note
Number of units issued		19,066,780
Number of common shares comprised in a unit		0.001
Total common shares issued as a part of unit		15,493
Series C Units
Derivative financial liability and convertible note
Number of common shares comprised in a unit		0.001
Private placement | 2019 Convertible Notes
Derivative financial liability and convertible note
Aggregate principal amount | $	$ 11,500,000
Original issue discount	15.00%
Gross proceeds from issuing debt | $	$ 9,775,000
Common shares issued	334,951
Price per share | $ / shares	$ 5.15
Proceeds from issuing shares | $	$ 1,725,000
Series A Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Exercise price per warrant | $ / shares		$ 1,610
Maturity period of warrants		5 years
Series A Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Series A Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Series B Warrants
Derivative financial liability and convertible note
Number of common shares comprised in a unit		0.001
Series B Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Exercise price per warrant | $ / shares		$ 1,610
Maturity period of warrants		2 years
Series B Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Series B Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Series C Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		0.40
Exercise price per warrant | $ / shares		$ 1.46
Maturity period of warrants		2 years
Series C Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		0.40
Series D Warrants
Derivative financial liability and convertible note
Number of warrants exercised													3,573,830
Proceeds from exercise of warrants | $													$ 35,738
Series D Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Exercise price per warrant | $ / shares		$ 1,460
Nominal exercise price per warrant | $ / shares		$ 0.001
Maturity period of warrants		5 years
Total warrants issued as a part of unit		3,573,830
Series E Warrants | 2017 Convertible Notes
Derivative financial liability and convertible note
Gross proceeds | $		$ 27,837,500
Number of common shares per warrant		1
Series E Warrants | Series A and Series B Units
Derivative financial liability and convertible note
Fair value | $										$ 89,470,273
Deferred loss | $										$ 45,132,259
Series F Warrants
Derivative financial liability and convertible note
Number of common shares comprised in a unit		0.001
Series F Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1.1765
Exercise price per warrant | $ / shares		$ 1,610
Maturity period of warrants		2 years